Film Obligations and Production Loans (Tables)	12 Months Ended
Mar. 31, 2018
Film Obligations And Production Loans [Abstract]
Films Obligations And Production Loans

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Film obligations	$146.7	$129.9
Production loans	352.9	353.8
Total film obligations and production loans	499.6	483.7
Unamortized debt issuance costs	(0.4)	(0.5)
Total film obligations and production loans, net	499.2	483.2
Less current portion	(327.9)	(367.2)
Total non-current film obligations and production loans	$171.3	$116.0

Future Annual Repayment of Film Obligations and Production Loans
The following table sets forth future annual repayment of film obligations and production loans as of March 31, 2018:

	Year Ended March 31,
	2019	2020	2021	2022	2023	Thereafter	Total
	(Amounts in millions)
Film obligations	$104.5	$37.6	$1.7	$1.5	$1.1	$—	$146.4
Production loans	223.4	129.5	—	—	—	—	352.9
	$327.9	$167.1	$1.7	$1.5	$1.1	$—	$499.3
Less imputed interest on film obligations and debt issuance costs on production loans							(0.1)
							$499.2